Transactions with Related Parties - Summary of Receivables from Non-consolidated Pool Subsidiaries (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Total Receivables	$ 7,248,319	$ 8,313,623
Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total Receivables	7,248,319	8,313,623
Non-consolidated Pool Subsidiaries | Blue Fin Pool
Related Party Transaction [Line Items]
Total Receivables	1,638,782	2,457,095
Non-consolidated Pool Subsidiaries | SeaLion Pool
Related Party Transaction [Line Items]
Total Receivables	208,439	1,299,135
Non-consolidated Pool Subsidiaries | Seadragon Pool
Related Party Transaction [Line Items]
Total Receivables	3,043,131	2,962,896
Non-consolidated Pool Subsidiaries | Seawolf Pool
Related Party Transaction [Line Items]
Total Receivables	15,853	15,592
Non-consolidated Pool Subsidiaries | Dorado Pool
Related Party Transaction [Line Items]
Total Receivables	1,802,047	1,041,740
Non-consolidated Pool Subsidiaries | Star Pool
Related Party Transaction [Line Items]
Total Receivables	7,302	7,186
Non-consolidated Pool Subsidiaries | Marlin Pool
Related Party Transaction [Line Items]
Total Receivables	4,595	4,595
Non-consolidated Pool Subsidiaries | SeaHorse Pool
Related Party Transaction [Line Items]
Total Receivables	$ 528,170	$ 525,384